NOTES PAYABLE (Details Narrative) - Aspire Biopharma Inc [Member] - USD ($)	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Debt interest rate	20.00%	20.00%	20.00%	20.00%
Principal amount	$ 279,878	$ 40,625	$ 62,500	$ 1,066,391
Gross proceeds	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Debt interest stated percentage	5.00%	5.00%	5.00%	5.00%
Debt unamortized discount	$ 46,646	$ 8,125	$ 12,500	$ 213,278